Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions And Divestitures
Schedule of effects on the income statement

		Year ended December 31,
	Reference	2024	2023	2022
Anglo American Minério de Ferro Brasil S.A.	17(a)	626	-	-
Vale Oman Distribution Center	17(b)	1,222	-	-
Aliança Geração Energia S.A.	17(c)	305	-	-
PT Vale Indonesia Tbk	17(d)	1,059	-	-
Mineração Rio do Norte	17(f)	-	(87)	-
Companhia Siderúrgica do Pecém (i)	17(h)	-	31	(135)
Midwestern System	17(i)	-	-	1,158
California Steel Industries	17(j)	-	-	292
Manganese	17(k)	-	-	(10)
Other		-	-	19
		3,212	(56)	1,324
Discontinued operations (Coal)	17(l)	-	-	2,483
		3,212	(56)	3,807

(i)	Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

Schedule of effects of transaction

September 26th, 2024
Sale of the 50% equity interest
Cash received	600
Derecognition of VODC's net assets	(45)
Gain on sale of equity interest	555

Remeasurement of the 50% interest retained
Fair value of 50% interest retained	600
Derecognition of VODC’s net assets	(45)
Gain on remeasurement of equity interest	555

Other effects of the deconsolidation
Gain on the reclassification of cumulative translation adjustments	112
Gain on the transaction recorded in the income statement	1,222

Schedule of fair value of identifiable assets acquired and liabilities assumed result of acquisition

		Aliança Energia
	Notes	August 13th, 2024
Identifiable assets acquired
Cash and cash equivalents		95
Intangible	18	828
Property, plant and equipment	19	573
Other		40
		1,536
Liabilities assumed
Loans and borrowings	11(c)	245
Deferred taxes on profit	9(b)	312
Other		140
		697
Net assets acquired		839

As disclosed below, the deferred tax liability recognized on the difference between the fair value and the book value of the net assets acquired results in goodwill, which is not deductible for tax purposes.

	Note	August 13, 2024
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT		493
Fair value of the 55% stake previously held by Vale		603
Total [A]		1,096

Fair value of net assets acquired		1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets		(257)
Total net assets [B]		839

Goodwill [A-B]	18	257

Schedule of divestment effects of transactions are summarized

August 13th, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

Schedule of effects on the balance sheet

December 31, 2023
Assets
Cash and cash equivalents	703
Accounts receivable	20
Inventories	80
Taxes	117
Investments	13
Property, plant and equipment	2,792
Intangible	69
Other assets	139
3,933
Liabilities
Suppliers and contractors	172
Deferred income taxes	213
Other liabilities	176
561
Net assets held for sale	3,372

Schedule of net income and cash flows from discontinued operations

Year ended December 31, 2022
Net income from discontinued operations
Net operating revenue	448
Cost of goods sold and services rendered	(264)
Operating expenses	(13)
Impairment and results on disposals of non-current assets, net	(589)
Operating loss	(418)
Cumulative translation adjustments	3,072
Derecognition of noncontrolling interest	(585)
Financial results, net	(7)
Net income before income taxes	2,062
Income taxes	(2)
Net income from discontinued operations	2,060
Net income attributable to Vale's shareholders	2,060

Year ended December 31, 2022
Cash flow from discontinued operations
Operating activities
Net income before income taxes	2,062
Adjustments:
Impairment and results on disposals of non-current assets, net	589
Derecognition of noncontrolling interest	585
Financial results, net	(3,065)
Decrease in assets and liabilities	(130)
Net cash generated by operating activities	41

Investing activities
Additions to property, plant and equipment	(38)
Disposal of coal, net of cash	(65)
Net cash used in investing activities	(103)

Financing activities
Payments	(11)
Net cash used in financing activities	(11)
Net cash used in discontinued operations	(73)